Financial Condition accounts outstanding with PRLP 2011 Holdings, LLC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposits	$ 23,000	$ 36,000
Prlp2011 Holdings Llc Joint Venture [Member] | 100%
Related Party Transaction [Line Items]
Total	53,100	86,103
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Loan
Related Party Transaction [Line Items]
Loans	60,040	86,167
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	7,103	64
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	163	0
Prlp2011 Holdings Llc Joint Venture [Member] | 75.1% majority interest
Related Party Transaction [Line Items]
Total	39,878	64,663
Prlp2011 Holdings Llc Joint Venture [Member] | 75.1% majority interest | Loan
Related Party Transaction [Line Items]
Loans	45,090	64,711
Prlp2011 Holdings Llc Joint Venture [Member] | 75.1% majority interest | Deposits Member
Related Party Transaction [Line Items]
Deposits	5,334	48
Prlp2011 Holdings Llc Joint Venture [Member] | 75.1% majority interest | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	122	0
Prlp2011 Holdings Llc Joint Venture [Member] | Popular's 24.9% (elimination interest)
Related Party Transaction [Line Items]
Total	13,222	21,440
Prlp2011 Holdings Llc Joint Venture [Member] | Popular's 24.9% (elimination interest) | Loan
Related Party Transaction [Line Items]
Loans	14,950	21,456
Prlp2011 Holdings Llc Joint Venture [Member] | Popular's 24.9% (elimination interest) | Deposits Member
Related Party Transaction [Line Items]
Deposits	1,769	16
Prlp2011 Holdings Llc Joint Venture [Member] | Popular's 24.9% (elimination interest) | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	$ 41	$ 0